SHARE-BASED COMPENSATION (Schedule Of Fair Value Of Options Granted, Estimated On Date Of Grant Using Option-Pricing Models With Assistance From Marsh, Independent Valuation Firm, With Assumptions Used) (Details) (USD $)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Stock Price (in dollars per share)	1.15	$ 0.84	1.02
Black-Scholes option-pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate, minimum (as a percent)	1.28%
Risk-free interest rate, maximum (as a percent)	1.93%
Volatility, minimum (as a percent)	53.00%
Volatility, maximum (as a percent)	64.00%
Dividend yield (as a percent)
Binomial option pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate, minimum (as a percent)			2.00%
Risk-free interest rate, maximum (as a percent)			2.90%
Risk-free interest rate (as a percent)		2.60%
Expected term		10 years	10 years
Exercise price		$ 1.097
Volatility, minimum (as a percent)			55.00%
Volatility, maximum (as a percent)			57.00%
Volatility rate (as a percent)		54.00%
Dividend yield (as a percent)
Monte Carlo simulation pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate (as a percent)		2.197%
Expected term		10 years
Exercise price		$ 1.097
Volatility rate (as a percent)		52.00%
Stock Price (in dollars per share)		$ 2.60
Minimum [Member] | Black-Scholes option-pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Expected term	5 years 11 months 16 days
Exercise price	1.10
Minimum [Member] | Binomial option pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Exercise price			0.01
Maximum [Member] | Black-Scholes option-pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Expected term	6 years 29 days
Exercise price	2.03
Maximum [Member] | Binomial option pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Exercise price			1.087